Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
The Company’s financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Group incurred net losses of
RM
B
488,066, RMB574,781 and RMB394,827
for the years ended December 31, 2018, 2019 and 2020, respectively. Net cash used in operating activities was approximately
RMB112,942, RMB148,164 and RMB302,598
for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, the Group’s total shareholders’ deficit was
RMB712,563
and the current liabilities exceeded the current assets (including cash and cash equivalents balance of

RMB137,996
)
 in the amount
of
RMB740,168.
The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its plans, which include a business plan to adjust the pace of the Company’s business expansion, control operating costs and optimize operational efficiency to improve the Company’s cash flow from operations, and a financial plan to raise external equity or debt financing to fund the continuous operations. To implement the business plan, the Company will continue to enhance user engagement and retention by offering higher quality and diversified content while optimizing its traffic acquisition strategy to efficiently control and reduce the user related costs. The Company will further preserve liquidity and manage cash flows by reducing various discretional expenditures, including labor costs and other operating expenses. Additionally, the Company will continue to seek external financing to improve its liquidity position, though there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations.
With the implementation of the above plans, management is of a view that they have addressed the contrary indicators of the Company’s ability to continue as a going concern and the Company has sufficient funds for continuous operations and will be able to meet its payment obligations from operations for the next twelve months from the issuance of the consolidated financial statements. Accordingly, management has prepared the Group’s consolidated financial statements on going concern basis.
Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
The Company believes that revenue recognition, liabilities related to incentive programs, consolidation of VIEs, determination of share-based compensation, impairment assessment of long lived assets, the valuation allowance of deferred tax assets and income tax expenses reflect more significant estimates used in the preparation of its consolidated financial statements.
Management makes the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making estimates about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation

(c)	Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through Yuguan WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

Functional Currency and Foreign Currency Translation and Convenience Translation
(d)	Functional Currency and Foreign Currency Translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of the PRC are translated into RMB at fiscal year-end
exchange rates, income and expense items are translated at the average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity (deficit) on the consolidated financial statements. The exchange rates used for translation on December 31, 2019 and 2020 were US$1.00=RMB 6.9762 and RMB 6.5249, respectively, representing the index rates stipulated by the People’s Bank of China.
(e)	Convenience Translation
The unaudited US$ amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1 = RMB 6.5250 on December 31, 2020, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Fair value of financial instruments
(f)	Fair value of financial instruments
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, and other liabilities.
As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.
On a recurring basis, the Group measures its short-term investments at fair value.
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at fair value
As of December 31 , 2019
Assets
Short-term investments—Wealth management products	—	240,948	—	240,948

As of December 31, 2020
Assets
Short-term investments—Wealth management products	—	91,049	—	91,049

Cash and Cash Equivalents
(g)	Cash and Cash Equivalents
Cash and cash equivalents include cash in bank placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Short-term investments
(h)	Short-term investments
Short-term investments include time deposits with original maturities between three months and one year with banks in the PRC, and investments in wealth management products issued by certain banks with maturities between three months and one year. The wealth management products are unsecured with variable interest rates. In accordance with ASC 825, for investments in financial instruments with a variable interest rate referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as unrealized gains in investments. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Accounts receivable, net
(i)	Accounts receivable, net
Accounts receivable primarily consists of the subscription fee for the courses that have been consumed by customers, while still due from distribution channels and online commerce platform partners (collectively, the “Third Parties”), respectively, mainly due to timing difference between the Company’s receipts from the Third Parties versus the Third Parties’ cash receipts from customers. The subscription fee for the courses that have not been consumed by customers but received by Third Parties is recorded as other current assets (Note 8).
Accounts receivable are presented net of allowance for any potentially uncollectible amounts. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its Third Parties, current economic conditions, reasonable and supportable forecasts of future economic conditions that may vary by geography, customer-type, or industry sub-vertical,
and other factors that may affect its ability to collect from the Third Parties. Expected credit losses are recorded as general and administrative expenses on our consolidated statements of comprehensive loss.
Although the Company has historically not experienced any credit losses, they may experience increasing credit loss risks from accounts receivable in future periods if its Third Parties are adversely affected by economic pressures or uncertainty associated with local or global economic recessions, disruption associated with the current
COVID-19
pandemic, or other specific factors, and actual experience in the future may differ from their past experiences or current assessment.

Investment in equity fund
(j)	Investment in equity fund
Investment in equity fund represents the Company’s investment in private equity fund as a limited partnerships. The Company’s limited partnerships is considered as minor with no virtually influence over the operating and financial policies of the fund. The investment is measured at cost less impairment since its fair value is not readily determinable and adjusted for subsequent observable price changes, if any. Gains are recognized as other income when distribution are declared by the fund.

Intangible assets

(k)	Intangible assets
Intangible assets purchased and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, domain name and copyright
.

Computer software and copyright are amortized on a straight-line basis over their useful lives, ranging from
 2 to 5 years.
The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Domain name is the intangible asset with indefinite life. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.
No
impairment of intangible assets was recognized for the year ended December 31, 2018, 2019 and 2020.

Property and equipment, net

(l)	Property and equipment, net
Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office equipments	3-5 years
Software	3 years
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Impairment of long-lived assets

(m)	Impairment of long-lived assets
For other long-lived assets including property and equipment and other non-current
assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group recorded impairment charges of RMB 21,390 for leasehold improvements related to rental office spaces which had been vacant and unused by the Company for operation in general and administrative expenses for the year ended December 31, 2020.

Deferred Revenue

(n)	Deferred Revenue
Cash proceeds received from customers for on-line courses are initially recorded as deferred revenue and are recognized as revenues when revenue recognition criteria are met. For cash proceeds expected to be consumed within 12 months, deferred revenue will be recorded as current liability, otherwise it is recorded as non-current liability.

Revenue recognition

(o)	Revenue recognition
The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
The Group provides online English learning service to customers through its self-developed mobile apps, English Liulishuo, Liuli Reading and Kids Liulishuo. The Group generates revenue by offering a variety of courses to its customers. The Group primarily offers two types of course packages, namely prepaid standard courses and prepaid multiple course packages. Prepaid standard courses, such as DongNi English, DongNi English A+ and Kids Course, allow customers to purchase courses to be consumed over a certain period of time. Prepaid multiple course packages which contain prepaid standard courses and course credits for one-to-one tutoring sessions with contracted human teachers are provided as the Group’s premium services, and allow customers to purchase multiple courses for use before a certain expiration date. The customers purchase the services by subscribing to prepaid standard courses, prepaid multiple course packages or other courses either directly from the Group or through online commerce platform partners. Subscription fees are generally paid in advance and initially recorded as deferred revenue.

The Group refunds subscription fees corresponding to any remaining undelivered learning services when customers withdraw contracts with the Group. Withdrawals are recorded as reductions of the deferred revenue related to subscription fees received in advance and have no impact on recognized revenue.
The Group has assessed all variable considerations identified when determining the transaction price and such assessment requires the Company to consider various forms that the variable considerations may take. To incentivize the subscription of its prepaid courses, the Group selectively offers performance-based or behavior-based refunds to its customers who subscribe the prepaid courses. The amount of refund is fixed and pre-determined and may be larger than the subscription fee. In the case that the refund amount is larger than customer’s individual cumulative revenue basis, the Group recognizes such negative revenue as selling expenses. There were negative revenue amounts of RMB
6,465, RMB 2,353 and nil
recorded in selling expenses for the years ended December 31, 2018, 2019 and 2020, respectively. Prepaid courses consist of two types of revenue models—the non-refundable course model and the refundable course model. Revenues for the non-refundable course model are recognized ratably over the contractual course period as services are provided. Under the refundable course model, a customer is eligible to obtain a refund if the customer achieves certain agreed performance goals or behavior goals, including but not limited to completing a minimum number of learning hours within a set period of time, achieving a minimum number of course sharing on social networking apps within the contractual course period, achieving various measures of learning efficiency, and receiving a certain overall score for each course in the package. Based on the historical records of performance-based or behavior-based refunds, the Group estimates a refund rate that constitutes a reduction of the transaction price to recognize the revenues ratably as services are provided over the contractual course period. When there are no sufficient historical records for the Group’s estimation, revenue will not be recognized until uncertainty associated with the variable considerations is resolved. Except for the aforementioned performance-based or behavior-based refunds to its customers, there are no other circumstances that cause variability in the considerations.
The Group has concluded that it is responsible for the designation and production of all the online courses and the Group is the party contractually and substantively holding all rights to the service of delivering the courses. Therefore, the Group meets the principle under ASC 606 of having control of the service and should be viewed as the principal in the arrangements. The Group therefore recognizes revenue on a gross basis.
Prepaid standard courses
Prepaid standard courses include the Group’s standard DongNi English, DongNi English A+ and Kids Course corresponding to customers’ proficiency levels. Such courses range from 30 days to 1,080 days. A customer can access the standard course without limit within such customer’s fixed contract period. Revenue is recognized on a straight-line basis over the contractual course period.
Prepaid multiple course packages
Prepaid multiple course packages range are provided as the Group’s premium services, including the standard DongNi English course and course credits for one-to-one
courses with contracted human teachers. Such course packages typically from 180 days to 360 days. Each type of course is a separate unit of accounting, as each type has a distinct nature with different patterns and measurements of transfer to the customers.
The Group determines the standalone selling price for each type of course in the package and allocates the transaction price based on the relative value of each type of course in the arrangement, if applicable. The best evidence of standalone selling price is the price the Group charges for a certain type of course when the Group sells it separately in similar circumstances to similar users. For a type of course that is not being sold separately, the Group determines the value for each course based on its cost, plus an expected margin.
For the standard courses included in prepaid multiple course packages, revenue is recognized on a straight-line basis over the contractual course period. For one-to-one
courses, revenue is recognized when the course credit is consumed, with the estimated breakage from unconsumed courses at contract expiration. The expected breakage amount is recognized as revenue in proportion to the pattern of course credits consumed by the customers based on actual breakage data the Company has accumulated. The expected breakage amount is updated on a periodic basis.

Other courses and services
The Group also provides other courses and services, such as pronunciation training and practice tests. Revenues are recognized ratably over a fixed term of the agreement or an estimated viewership period as services are provided.
The Group offers free courses to customers upon registration. Customers are not obligated to subscribe any course packages with the Group to obtain the free courses. The Group records the content related costs incurred in providing the free courses as sales and marketing expenses.
User Incentive Program
The Group’s customers are registered users of its mobile app who have subscribed for the courses of the Group. The Group has incentive programs for its registered users to enhance user engagement and to incentivize the use of the Group’s platform. The Group offers points or cash rewards to the registered users who refer new registered users to its mobile app, or when they participate in various free activities in the Group’s mobile app. The points can be redeemed for free gifts and the cash rewards can be withdrawn at the discretion of the registered users with no threshold. Both the offering and the use of the points, and the grant of the cash rewards are not associated with revenue transactions. The estimated incremental costs related to free gifts and cash rewards are recognized as a component of the Group’s sales and marketing expenses.
Value-added tax
The Group’s revenue is subject to value-added tax (“VAT”) for the periods presented. The Group also pays VAT for costs and expenses (“input VAT”). VAT payable is permitted to be offset against input VAT, when supported by valid VAT invoices received from vendors against their VAT liability. VAT on the invoiced amount collected by the Group on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Cost of revenues
(p)	Cost of revenues
Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, including but not limited to the course content related costs, service fees paid to contracted human teachers in one-to-one courses, rental expenses, IT service costs and depreciation of property and equipment.

Research and development expense
(q)	Research and development expense
Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) rental expenses for office space associated with research and development personnel, and (iii) depreciation of office premises and servers utilized by research and development personnel. Research and development costs are expensed as incurred.
The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. No cost for developing such software application was capitalized for the periods presented.

Sales, Marketing, General and Administrative Expenses

(r)	Sales and marketing expenses
Sales and marketing expenses consist primarily of branding and marketing expenses, salary and welfare for sales and marketing personnel, commissions to distribution channels (mobile app stores) and online commerce platform partners, payment processing expenses, rewards to registered users related to incentive programs, and rental expenses for office space associated with sales and marketing personnel. The branding and marketing expenses amounted to
RMB 350,669 and RMB 519,719 and RMB 442,012 for the years ended December 31, 2018, 2019 and 2020, respectively.
The incremental costs of obtaining a contract are those costs that the Company incurs to obtain a contract with the customer that it would not have incurred if the contract had not been obtained. The Company recognizes the incremental costs of obtaining a contract, including the commission to distribution channels (mobile app stores) and online commerce platform partners, as an asset, and amortizes the related cost over the period of expected benefit. Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2018, 2019 and 2020, the incremental costs capitalized as assets were not material.

(s)	General and administrative expenses
General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses for office space associated with general and administrative personnel, general office expenses, and professional service fees.

Government subsidies
(t)	Government subsidies
Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and in compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Operating leases

(u)	Operating leases
The Group adopted ASU 2016-02, Leases, on January 1, 2019.
The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets and operating lease liability, current and
non-current
in the Group’s consolidated balance sheets.
ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit interest rate, the Group uses its incremental borrowing rate to compute the present value of lease liabilities, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Company adopted ASU 2016-02 using the modified retrospective transition approach, to be applied to leases existing as of, or entered into after, January 1, 2019. Results for the year ended December 31, 2018 continue to be presented under the accounting standards originally in effect for that period. Prior to the adoption, leases where substantially all the rewards and risks of ownership of assets remain with the lessor were accounted for as operating leases. Payments made under operating leases were recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases in any period presented.
The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU
2016-02:
(i) elect for each lease not to separate
non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component; (ii) for leases that have lease term of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contain a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Employee social security and welfare benefits

(v)	Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.
The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees. The Group’s obligations are limited to the amounts contributed and there is no legal obligation beyond the contributions made.

Income taxes
(w)	Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognized income tax expenses due to uncertain tax position for the year ended December 31, 2018, 2019 and
2020 in the amount of
RMB 41,100, nil, and nil, respectively (Note 19).

Share-based compensation

(x)	Share-based compensation
Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees. The compensation expense in connection with the options granted to employees is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

Treasury stock

(y)	Treasury stock
Effective November 8, 2019, the Board of Directors approved a share repurchase program to repurchase in the open market up to

US$
20

million worth of outstanding ADSs of the Company, every one of which represents one class A ordinary share. The program expired in
May, 2020
.
Repurchased ADSs were recorded as treasury stock and were accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock. No repurchased shares of common stock have been retired. Up to December 31, 2020
,
781,011 outstanding ADSs (781,011 shares) were repurchased with a total consideration of US$2,196 (RMB 15,327) on the open market, at a weighted average price of US$2.81 per ADS.

Statutory reserves

(z)	Statutory reserves
The Group’s subsidiaries and consolidated VIE and its subsidiary that are incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax
profit determined in accordance with the PRC accounting standards and regulations (“PRC GAAP”).
Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.
The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.
There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.
Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related parties
(aa)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(ab)	Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2018, 2019 and 2020, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss per share
(ac)	Loss per share
Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted
method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

Comprehensive loss

(ad)	Comprehensive loss
Comprehensive loss is defined as the change in shareholders’ equity (deficit) of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.
Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment reporting

(ae)	Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment.
The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.
Hence, the Group has only
one
operating segment and
one
reportable segment.

Recently adopted accounting pronouncements

(af)	Recently adopted accounting pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses” (“ASU
2016-13”),
which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, modify the impairment model for available-for-sale
debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

The FASB further issued Accounting Standards Update
No. 2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2018-19,
Accounting Standards Update
No. 2019-04,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2019-04,
Accounting Standards Update
No. 2019-05,
“Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief,” or ASU
2019-05,
Accounting Standards Update
No. 2019-10,
“Financial Instruments—Credit Losses (Topic 326): Effective Dates,” or ASU
2019-10
and Accounting Standards Update
No. 2019-11,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2019-11.
The amendments in these ASUs provide clarifications to ASU
2016-13.
The Company adopted ASU
2016-13
on January 1, 2020 and the adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In August 2018 the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This standard eliminates, adds and modifies certain disclosure requirements for fair value measurements in ASC 820, Fair Value Measurement, as part of its disclosure framework project. ASU
2018-13
is effective for the Company beginning January 1, 2020. The amendments in ASU
2018-13
that relate to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments in ASU
2018-13
should be applied retrospectively to all periods presented upon their effective date. The Company adopted ASU
2018-13
on January 1, 2020 and the adoption did not have a material impact on the Company’s disclosures.

(ag)	Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU No.
2019-12,
Simplifying the Accounting for Income Taxes,
as part of its initiative to reduce complexity in accounting standards. For the Group, amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group plans to adopt the ASU prospectively on January 1, 2021. The ASU is currently not expected to have a material impact on the consolidated financial statements.